CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value per share | (per share)	$ 0.1	$ 0.1
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	20,402,800	18,949,968
Ordinary shares, shares outstanding	20,402,800	18,949,968